Net income (loss) per share and net income (loss) attributable to ordinary shareholders	12 Months Ended
Dec. 31, 2025
Net income (loss) per share and net income (loss) attributable to ordinary shareholders
Net income (loss) per share and net income (loss) attributable to ordinary shareholders

14.Net income (loss) per share and net income (loss) attributable to ordinary shareholders

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	35,517,634	(306,810,286)	(29,081,925)
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	31,977,665	30,832,271	30,178,859
Basic net income (loss) per ordinary share	1.11	(9.95)	(0.96)

The Group has no potential dilutive securities. Therefore, diluted earnings per share equals basic earnings per share.